Quarterly Report
July 31, 2019
MFS®  Emerging Markets Debt Local Currency Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 93.9%
Argentina – 0.7%
Republic of Argentina, 3.75%, 12/31/2038		$1,143,000	$681,799
Republic of Argentina, 6.875%, 1/11/2048		1,233,000	932,148
Republic of Argentina, FLR, 54.469% (Argentina Badlar-7 Day), 6/21/2020	ARS	29,788,000	657,397
			$2,271,344
Brazil – 8.9%
Cosan Ltd., 5.5%, 9/20/2029 (z)		$1,157,000	$1,164,231
Federative Republic of Brazil, Inflation Linked Bond, 6%, 5/15/2023	BRL	21,554,003	6,304,634
Federative Republic of Brazil, Inflation Linked Bond, 6%, 8/15/2024		44,207,370	13,198,354
Federative Republic of Brazil, Inflation Linked Bond, 6%, 8/15/2028		24,881,196	7,832,556
Vale Overseas Ltd., 6.875%, 11/10/2039		$1,328,000	1,625,207
			$30,124,982
Chile – 4.8%
Republic of Chile, 4.7%, 9/01/2030	CLP	5,930,000,000	$9,857,787
Republic of Chile, 5%, 3/01/2035		3,770,000,000	6,627,926
			$16,485,713
Colombia – 7.0%
Empresas Publicas de Medellin, 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$1,273,963
Empresas Publicas de Medellin, 4.25%, 7/18/2029 (z)		$674,000	692,872
Republic of Colombia, “B”, 6%, 4/28/2028	COP	6,966,800,000	2,143,687
Republic of Colombia, Inflation Linked Bond, 3.5%, 5/07/2025		60,063,485,576	19,769,448
			$23,879,970
Cote d'Ivoire – 0.7%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	1,067,000	$1,191,233
Republic of Cote d'Ivoire, 6.125%, 6/15/2033		$1,100,000	1,036,750
			$2,227,983
Egypt – 1.0%
Arab Republic of Egypt, 6.588%, 2/21/2028		$558,000	$573,642
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		1,250,000	1,338,275
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		1,277,000	1,395,122
			$3,307,039
Ghana – 0.3%
Republic of Ghana, 8.125%, 3/26/2032 (n)		$1,175,000	$1,193,976
Hungary – 4.2%
Republic of Hungary, 5.5%, 6/24/2025	HUF	3,428,620,000	$14,269,789
India – 0.4%
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		$1,263,000	$1,328,044
Indonesia – 7.7%
Republic of Indonesia, 9%, 3/15/2029	IDR	35,368,000,000	$2,784,728
Republic of Indonesia, 8.75%, 5/15/2031		24,267,000,000	1,894,114
Republic of Indonesia, 7.5%, 8/15/2032		54,135,000,000	3,804,358
Republic of Indonesia, 7.5%, 5/15/2038		230,432,000,000	16,036,042
Republic of Indonesia, 8.375%, 4/15/2039		22,679,000,000	1,702,616
			$26,221,858

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Kenya – 0.7%
Republic of Kenya, 7%, 5/22/2027 (n)		$1,154,000	$1,206,832
Republic of Kenya, 8%, 5/22/2032 (n)		1,090,000	1,156,017
			$2,362,849
Malaysia – 2.7%
Government of Malaysia, 4.232%, 6/30/2031	MYR	36,637,000	$9,234,073
Mexico – 7.6%
Petroleos Mexicanos, 9.1%, 1/27/2020	MXN	23,727,400	$1,237,077
Petroleos Mexicanos, 7.47%, 11/12/2026		10,559,900	433,940
Petroleos Mexicanos, 5.5%, 6/27/2044		$3,231,000	2,633,265
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	14,730,000	757,109
United Mexican States, 8.5%, 5/31/2029		157,440,000	8,771,291
United Mexican States, 8%, 11/07/2047		229,980,000	12,098,469
			$25,931,151
Nigeria – 1.0%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$693,820	$569
Federal Republic of Nigeria, 14.2%, 10/14/2019	NGN	1,236,347,000	3,329,419
			$3,329,988
Peru – 4.0%
Banco de Credito del Peru, 4.85%, 10/30/2020 (n)	PEN	6,816,000	$2,078,740
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (z)		$557,000	573,014
Republic of Peru, 6.9%, 8/12/2037	PEN	29,313,000	10,809,474
			$13,461,228
Philippines – 2.1%
Republic of Philippines, 8%, 7/19/2031	PHP	281,750,000	$7,123,008
Poland – 4.7%
Government of Poland, 2.5%, 7/25/2026	PLN	18,977,000	$5,040,133
Government of Poland, 2.75%, 4/25/2028		7,959,000	2,156,309
Government of Poland, 5.75%, 4/25/2029		26,146,000	8,916,940
			$16,113,382
Romania – 1.0%
Republic of Romania, 5.8%, 7/26/2027	RON	12,800,000	$3,313,257
Russia – 7.5%
Russian Federation, 8.5%, 9/17/2031	RUB	279,728,000	$4,827,904
Russian Federation, 7.7%, 3/23/2033		519,174,000	8,396,185
Russian Federation, 7.25%, 5/10/2034		791,581,000	12,312,584
			$25,536,673
Saudi Arabia – 0.2%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		$658,000	$665,941
South Africa – 11.1%
Eskom Holdings SOC Ltd., 7.85%, 4/02/2026	ZAR	36,000,000	$2,306,257
Republic of South Africa, 10.5%, 12/21/2026		69,099,000	5,386,771
Republic of South Africa, 8%, 1/31/2030		197,945,000	12,882,496
Republic of South Africa, 7%, 2/28/2031		253,902,000	14,943,377
Transnet SOC Ltd., 9.5%, 5/13/2021		22,700,000	1,603,461
Transnet SOC Ltd., 9.5%, 5/13/2021 (n)		9,960,000	703,545
			$37,825,907

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Sri Lanka – 0.4%
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		$1,372,000	$1,425,086
Thailand – 4.7%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	410,760,000	$16,087,485
Turkey – 2.8%
Republic of Turkey, 8.8%, 9/27/2023	TRY	42,885,000	$6,178,022
Republic of Turkey, 5.125%, 2/17/2028		$3,786,000	3,455,467
			$9,633,489
Ukraine – 0.7%
Government of Ukraine, 6.75%, 6/20/2026 (n)	EUR	648,000	$779,960
Government of Ukraine, 7.375%, 9/25/2032		$1,436,000	1,458,976
			$2,238,936
United Arab Emirates – 0.2%
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (z)		$680,000	$694,450
United States – 5.7%
U.S. Treasury Notes, TIPS, 0.375%, 7/15/2025 (f)		$17,062,420	$17,229,612
U.S. Treasury Notes, TIPS, 0.875%, 1/15/2029		2,028,440	2,138,173
			$19,367,785
Uruguay – 0.9%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	113,935,000	$2,988,107
Vietnam – 0.2%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (z)		$829,000	$834,181
Total Bonds			$319,477,674
Common Stocks – 0.1%
Canada – 0.1%
Frontera Energy Corp.		16,374	$167,555
Investment Companies (h) – 4.7%
Money Market Funds – 4.7%
MFS Institutional Money Market Portfolio, 2.31% (v)		15,978,546	$15,978,546

Other Assets, Less Liabilities – 1.3%			4,430,076
Net Assets – 100.0%			$340,053,851
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,978,546 and $319,645,229, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,827,904, representing 4.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Cosan Ltd., 5.5%, 9/20/2029	7/24/19	$1,156,849	$1,164,231
Empresas Publicas de Medellin, 4.25%, 7/18/2029	7/11/19	672,051	692,872
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026	7/30/19	680,000	694,450
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036	7/18/19	557,000	573,014
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	7/25/19	829,000	834,181
Total Restricted Securities			$3,958,748
% of Net assets			1.2%
The following abbreviations are used in this report and are defined:
BZDIOVRA	Brazil Interbank Deposit Rate
COLIBOR	Columbia Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JIBAR	Johannesburg Interbank Agreed Rate
MIBOR	Mumbai Inter-Bank Offer Rate
PRIBOR	Prague Interbank Offered Rate
THBFIX	Thai Baht Floating Rate Fixed
TIPS	Treasury Inflation Protected Security
WIBOR	Warsaw Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 7/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
ARS	4,502,960	USD	97,477	Goldman Sachs International	8/26/2019	$1,800
BRL	2,915,000	USD	724,764	Goldman Sachs International	8/02/2019	39,055

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
BRL	15,064,771	USD	3,785,879	JPMorgan Chase Bank N.A.	8/02/2019	$161,550
EGP	27,863,000	USD	1,650,163	Goldman Sachs International	8/13/2019	28,792
EGP	28,572,000	USD	1,688,951	JPMorgan Chase Bank N.A.	8/13/2019	32,727
IDR	6,745,497,000	USD	474,367	Barclays Bank PLC	8/26/2019	5,600
IDR	101,730,070,300	USD	7,133,946	JPMorgan Chase Bank N.A.	8/26/2019	104,516
INR	464,971,000	USD	6,619,186	Barclays Bank PLC	8/21/2019	127,934
INR	11,224,000	USD	161,962	JPMorgan Chase Bank N.A.	8/21/2019	907
MXN	220,593,270	USD	11,291,687	Citibank N.A.	10/11/2019	87,538
MYR	4,015,321	USD	971,997	Barclays Bank PLC	8/27/2019	640
PHP	200,730,622	USD	3,898,818	JPMorgan Chase Bank N.A.	9/09/2019	40,637
THB	389,407,355	USD	12,259,988	JPMorgan Chase Bank N.A.	8/13/2019	340,433
TRY	1,292,000	USD	218,211	BNP Paribas S.A.	10/11/2019	7,104
TRY	1,409,000	USD	234,983	Citibank N.A.	10/11/2019	10,736
TRY	1,946,000	USD	337,650	Morgan Stanley Capital Services, Inc.	8/15/2019	9,077
TRY	55,003,362	USD	9,508,368	UBS AG	8/15/2019	291,816
USD	1,706,295	AUD	2,439,000	Citibank N.A.	10/11/2019	34,499
USD	195,756	BRL	737,000	Barclays Bank PLC	8/02/2019	2,639
USD	12,680,460	BRL	47,951,771	Goldman Sachs International	8/02/2019	115,634
USD	4,001,373	BRL	15,064,771	JPMorgan Chase Bank N.A.	8/02/2019	53,944
USD	4,219,531	CLP	2,902,404,736	Barclays Bank PLC	10/24/2019	95,011
USD	1,085,302	CLP	755,705,000	Goldman Sachs International	10/24/2019	11,393
USD	4,125,281	CLP	2,839,307,264	JPMorgan Chase Bank N.A.	10/24/2019	90,426
USD	2,686,687	COP	8,789,039,580	Barclays Bank PLC	8/14/2019	9,919
USD	1,212,509	COP	3,903,886,000	Goldman Sachs International	8/14/2019	23,551
USD	15,426,035	EUR	13,656,371	Citibank N.A.	10/11/2019	222,783
USD	8,632,585	EUR	7,675,000	Deutsche Bank AG	10/11/2019	88,225
USD	1,794,329	EUR	1,600,000	JPMorgan Chase Bank N.A.	10/11/2019	13,094
USD	239,851	EUR	212,403	State Street Bank Corp.	10/11/2019	3,389
USD	3,112,525	HUF	895,913,938	HSBC Bank	10/11/2019	58,733
USD	148,000	HUF	42,624,000	Merrill Lynch International	10/11/2019	2,712
USD	6,781,504	KRW	7,980,744,000	JPMorgan Chase Bank N.A.	8/13/2019	33,585
USD	291,124	PEN	961,000	JPMorgan Chase Bank N.A.	9/12/2019	749
USD	266,670	PLN	1,008,000	Deutsche Bank AG	10/11/2019	6,145
USD	173,737	RON	731,000	JPMorgan Chase Bank N.A.	10/11/2019	2,678
USD	16,425,992	ZAR	232,148,542	JPMorgan Chase Bank N.A.	10/11/2019	378,107
						$2,538,078
Liability Derivatives
ARS	22,907,000	USD	474,757	Goldman Sachs International	10/18/2019	$(5,965)
BRL	737,000	USD	194,716	Barclays Bank PLC	8/02/2019	(1,600)
BRL	45,036,771	USD	11,970,372	Goldman Sachs International	8/02/2019	(169,365)
BRL	31,876,771	USD	8,370,561	Goldman Sachs International	10/02/2019	(58,171)
COP	976,744,000	USD	298,614	Goldman Sachs International	8/14/2019	(1,140)
CZK	526,893,156	USD	23,208,610	Citibank N.A.	10/11/2019	(492,231)
CZK	6,527,000	USD	287,196	State Street Bank Corp.	10/11/2019	(5,792)
CZK	76,797,000	USD	3,382,223	UBS AG	10/11/2019	(71,211)
MXN	5,102,406	USD	263,385	Citibank N.A.	10/10/2019	(137)
MXN	4,929,000	USD	254,561	Citibank N.A.	10/11/2019	(301)
MXN	16,502,932	USD	856,460	Goldman Sachs International	10/11/2019	(5,163)
MXN	20,620,840	USD	1,067,223	HSBC Bank	10/11/2019	(3,505)
MYR	14,078,000	USD	3,422,390	Barclays Bank PLC	8/27/2019	(12,254)
PEN	13,560,045	USD	4,114,341	Barclays Bank PLC	9/12/2019	(17,053)
PEN	16,984,213	USD	5,150,120	JPMorgan Chase Bank N.A.	9/12/2019	(18,189)
PLN	1,831,000	USD	482,658	Deutsche Bank AG	10/11/2019	(9,422)
PLN	6,936,000	USD	1,836,267	HSBC Bank	10/11/2019	(43,604)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
PLN	81,403,576	USD	21,517,406	JPMorgan Chase Bank N.A.	10/11/2019	$(478,027)
RON	6,627,607	USD	1,573,917	JPMorgan Chase Bank N.A.	10/11/2019	(23,010)
RUB	14,612,000	USD	229,209	Goldman Sachs International	8/27/2019	(429)
RUB	273,015,726	USD	4,289,496	JPMorgan Chase Bank N.A.	8/27/2019	(14,895)
THB	10,374,000	USD	339,075	JPMorgan Chase Bank N.A.	8/13/2019	(3,394)
ZAR	11,793,384	USD	831,169	Merrill Lynch International	10/11/2019	(15,920)
ZAR	4,740,426	USD	337,905	State Street Bank Corp.	10/11/2019	(10,211)
ZAR	26,382,855	USD	1,884,860	UBS AG	10/11/2019	(61,075)
USD	804,311	IDR	11,315,044,000	JPMorgan Chase Bank N.A.	8/26/2019	(795)
USD	388,472	MYR	1,604,000	Barclays Bank PLC	8/27/2019	(68)
USD	3,099,489	THB	96,275,000	JPMorgan Chase Bank N.A.	8/13/2019	(15,771)
						$(1,538,698)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	36	$4,231,969	September – 2019	$22,373
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	34	$6,589,288	September – 2019	$(153,263)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/14/21	CZK	291,911,000	centrally cleared	2.22%/Annually	2.25% FLR (6 month PRIBOR)/Semi-annually	$59,722	$—	$59,722
2/12/22	CZK	431,056,000	centrally cleared	1.915%/Annually	2.06% FLR (6 month PRIBOR)/Semi-annually	31,652	—	31,652
						$91,374	$—	$91,374
Liability Derivatives
Interest Rate Swaps
1/03/22	BRL	30,221,000	centrally cleared	6.4% FLR (Daily BZDIOVRA)/Daily	6.34%/At maturity	$(65,980)	$—	$(65,980)
1/03/22	BRL	30,028,000	centrally cleared	6.3% FLR (Daily BZDIOVRA)/Daily	6.25%/At maturity	(50,892)	—	(50,892)
7/18/21	PLN	64,600,000	centrally cleared	1.75%/Annually	1.79% FLR (6 month WIBOR)/Semi-annually	(3,212)	—	(3,212)
7/23/22	PLN	64,600,000	centrally cleared	1.73%/Annually	1.79% FLR (6 month WIBOR)/Semi-annually	(15,578)	—	(15,578)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Interest Rate Swaps − continued
2/12/29	CZK	36,843,000	centrally cleared	2.06% FLR (6 month PRIBOR)/Semi-annually	1.72%/Annually	$(34,868)	$—	$(34,868)
7/23/29	PLN	21,000,000	centrally cleared	1.79% FLR (6 month WIBOR)/Semi-annually	2.02%/Annually	(934)	—	(934)
6/07/29	ZAR	36,222,000	centrally cleared	7.058% FLR (3 month JIBAR)/Quarterly	7.835%/Quarterly	(14,545)	—	(14,545)
5/31/24	ZAR	46,699,000	centrally cleared	7.117% FLR (3 month JIBAR)/Quarterly	7.28%/Quarterly	(27,425)	—	(27,425)
						$(213,434)	$—	$(213,434)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/02/29	THB	100,491,000	JPMorgan Chase Bank N.A.	2.175%/Semi-annually	1.782% FLR (6 month THBFIX)/Semi-annually	$151,141	$—	$151,141
5/07/29	THB	102,901,000	JPMorgan Chase Bank N.A.	2.16%/Semi-annually	1.795% FLR (6 month THBFIX)/Semi-annually	149,828	—	149,828
7/17/29	THB	100,000,000	JPMorgan Chase Bank N.A.	1.725%/Semi-annually	1.369% FLR (6 month THBFIX)/Semi-annually	12,315	—	12,315
						$313,284	$—	$313,284
Liability Derivatives
Interest Rate Swaps
6/28/24	COP	10,700,000,000	Goldman Sachs International	4.111% FLR (3 month COLIBOR)/Quarterly	4.555%/Quarterly	$(19,566)	$—	$(19,566)
7/03/24	COP	10,700,000,000	JPMorgan Chase Bank N.A.	4.111% FLR (3 month COLIBOR)/Quarterly	4.57%/Quarterly	(21,328)	—	(21,328)
4/04/24	INR	548,068,000	JPMorgan Chase Bank N.A.	6.3% FLR (6 month MIBOR)/Semi-annually	5.76%/Semi-annually	(83,824)	—	(83,824)
						$(124,718)	$—	$(124,718)
At July 31, 2019, the fund had cash collateral of $40,000 and other liquid securities with an aggregate value of $129,767 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$167,555	$—	$—	$167,555
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	19,367,785	—	19,367,785
Non-U.S. Sovereign Debt	—	290,388,402	—	290,388,402
Foreign Bonds	—	9,721,487	—	9,721,487
Mutual Funds	15,978,546	—	—	15,978,546
Total	$16,146,101	$319,477,674	$—	$335,623,775
Other Financial Instruments
Futures Contracts - Assets	$22,373	$—	$—	$22,373
Futures Contracts - Liabilities	(153,263)	—	—	(153,263)
Forward Foreign Currency Exchange Contracts - Assets	—	2,538,078	—	2,538,078
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,538,698)	—	(1,538,698)
Swap Agreements - Assets	—	404,658	—	404,658
Swap Agreements - Liabilities	—	(338,152)	—	(338,152)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$22,383,491	$162,890,436	$169,294,903	$(499)	$21	$15,978,546
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$234,206	$—

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2019, are as follows:
Poland	13.0%
South Africa	9.6%
Czech Republic	8.8%
Indonesia	7.9%
Thailand	7.8%
Mexico	7.7%
Russia	7.7%
Colombia	5.2%
Brazil	5.0%
Other Countries	27.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.